Victory New York Bond Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Lipper New York Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.80%		0.75%	2.23%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.71%		0.87%	2.02%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.71%		0.87%	2.02%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.43%		1.39%	2.31%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.75%	0.91%

[1]	Inception date of Institutional Shares is June 29, 2020.